PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

11.                         PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	As of December 31, 2011	As of December 31, 2012
Construction in progress	$262,199	$245,686
Land	11,791	4,858
Buildings	152,900	152,248
Equipment, furniture and fixtures	5,879	35,975
Plant and machinery	353,163	337,523
Motor vehicles	11,531	7,694
Computer equipment and software	4,512	4,688
	801,975	788,672
Less: accumulated depreciation	(148,192)	(191,053)
	$653,783	$597,619

Depreciation expense was $34,094, $38,912 and $48,409 for the years ended December 31, 2010, 2011 and 2012, respectively.

The carrying amount of property, plant and equipment pledged by the Company to secure credit facilities granted to the subsidiaries at respective balance sheet dates is as follows:

	As of December 31, 2011	As of December 31, 2012
Construction in progress	$119,895	$120,296
Buildings	53,937	56,336
Plant and machinery	177,223	177,986
	$351,055	$354,618

Certain property, plant and equipment in the carrying amount of $25,447 and $32,560 as of December 31, 2011 and 2012, respectively, were in the process of being pledged by the Company pursuant to a long-term loan agreement entered into with a foreign bank in 2011.